Content Assets, Net - Schedule of Content Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Content Assets [Line Items]
Total	$ 126,500	$ 113,500
Total	735,900	966,300
Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	10,486,600	9,694,300
Less: accumulated amortization	(9,736,400)	(8,716,300)
Less: accumulated impairment	(14,300)	(11,700)
Total	735,900	966,300
Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	1,077,000	996,200
Less: accumulated amortization	(950,500)	(882,700)
Total	126,500	113,500
Produced contents in development and production [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	35,800	64,500
Produced contents released [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	6,234,300	6,104,900
Copyrights [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	4,216,500	3,524,900
Copyrights [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	496,000	415,200
Produced contents [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 581,000	$ 581,000